Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Central Index Key	dei_EntityCentralIndexKey	0001390204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011

Municipal Total Return Managed Accounts Portfolio
Municipal Total Return Managed Accounts Portfolio
Investment Objectives
The primary investment objective of the Portfolio is to seek attractive total return. The Portfolio also seeks to provide high current income exempt from regular federal income taxes.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Municipal Total Return Managed Accounts Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Municipal Total Return Managed Accounts Portfolio
Management Fees	[1]	none
Interest and Related Expenses From Inverse Floaters		0.01%
Other Expenses		0.08%
Total Annual Portfolio Operating Expenses		0.09%
Fee Waiver and/or Expense Reimbursement	[2]	(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.01%
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - (USD $)	Municipal Total Return Managed Accounts Portfolio
1 Year	1
3 Years	3
5 Years	6
10 Years	13

No Redemption
Expense Example, No Redemption - (USD $)	Municipal Total Return Managed Accounts Portfolio
1 Year	1
3 Years	3
5 Years	6
10 Years	13

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's portfolio managers use a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) (high yield), and unrated municipal securities. The Portfolio will focus on securities with intermediate to longer term maturities. The Portfolio may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. Such securities are commonly referred to as "high yield" securities or junk bonds. The Portfolio may invest up to 5% of its net assets in defaulted bonds.

The Portfolio may invest up to 50% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The credit quality of the bonds underlying all leveraged municipal securities will be rated AA/Aa or higher, or, if unrated, judged to be of comparable quality by the Portfolio's portfolio managers. The Portfolio may also make forward commitments in which the Portfolio agrees to buy a security for settlement in the future at a price agreed upon today.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.

Principal Risks

The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Portfolio are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of debt a security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The Portfolio's income could decline during periods of falling interest rates. Also, if the Portfolio invests in inverse floating rate securities, the Portfolio's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the Portfolio's investment in inverse floating rate securities because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the Portfolio creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Portfolio could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Portfolio on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified Portfolio, the Portfolio may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified Portfolio.

Tax Risk—Income from municipal bonds held by the Portfolio could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Portfolio's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Portfolio Performance

The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the Portfolio's performance from year to year.

Annual Total Return*

[1]	Year-to-date total return as of September 30, 2011 was 10.37%.

During the three-year period ended December 31, 2010, the Portfolio's highest and lowest quarterly returns were 8.02% and -5.23%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the Portfolio's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
Municipal Total Return Managed Accounts Portfolio	3.39%	4.65%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Return After Taxes on Distributions	3.20%	4.59%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Return After Taxes on Distributions and Sale of Shares	4.18%	4.65%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.64%	5.93%
Municipal Total Return Managed Accounts Portfolio Barclays Capital Municipal Bond Index (reflects no deduction for taxes or certain expenses)	2.37%	4.17%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Municipal Total Return Managed Accounts Portfolio | Municipal Total Return Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Interest and Related Expenses From Inverse Floaters	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.01%
1 Year	rr_ExpenseExampleYear01	1
3 Years	rr_ExpenseExampleYear03	3
5 Years	rr_ExpenseExampleYear05	6
10 Years	rr_ExpenseExampleYear10	13
1 Year	rr_ExpenseExampleNoRedemptionYear01	1
3 Years	rr_ExpenseExampleNoRedemptionYear03	3
5 Years	rr_ExpenseExampleNoRedemptionYear05	6
10 Years	rr_ExpenseExampleNoRedemptionYear10	13
Annual Return 2008	rr_AnnualReturn2008	(4.90%)	[3]
Annual Return 2009	rr_AnnualReturn2009	17.30%	[3]
Annual Return 2010	rr_AnnualReturn2010	3.39%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.23%)
1 Year	rr_AverageAnnualReturnYear01	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Municipal Total Return Managed Accounts Portfolio | Municipal Total Return Managed Accounts Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Municipal Total Return Managed Accounts Portfolio | Municipal Total Return Managed Accounts Portfolio | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Municipal Total Return Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Municipal Total Return Managed Accounts Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to seek attractive total return. The Portfolio also seeks to provide high current income exempt from regular federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio's portfolio managers use a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) (high yield), and unrated municipal securities. The Portfolio will focus on securities with intermediate to longer term maturities. The Portfolio may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. Such securities are commonly referred to as "high yield" securities or junk bonds. The Portfolio may invest up to 5% of its net assets in defaulted bonds.

The Portfolio may invest up to 50% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The credit quality of the bonds underlying all leveraged municipal securities will be rated AA/Aa or higher, or, if unrated, judged to be of comparable quality by the Portfolio's portfolio managers. The Portfolio may also make forward commitments in which the Portfolio agrees to buy a security for settlement in the future at a price agreed upon today.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Portfolio are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of debt a security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The Portfolio's income could decline during periods of falling interest rates. Also, if the Portfolio invests in inverse floating rate securities, the Portfolio's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the Portfolio's investment in inverse floating rate securities because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the Portfolio creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Portfolio could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Portfolio on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified Portfolio, the Portfolio may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified Portfolio.

Tax Risk—Income from municipal bonds held by the Portfolio could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Portfolio's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified Portfolio, the Portfolio may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the Portfolio's performance from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2010, the Portfolio's highest and lowest quarterly returns were 8.02% and -5.23%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the Portfolio's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, returns would be reduced.

Municipal Total Return Managed Accounts Portfolio | Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Municipal Total Return Managed Accounts Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
[3]	Year-to-date total return as of September 30, 2011 was 10.37%.

Enhanced Multi-Strategy Income Managed Accounts Portfolio
Enhanced Multi-Strategy Income Managed Accounts Portfolio
Investment Objectives
The primary investment objective of the Portfolio is total return, with current income as a secondary objective.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Enhanced Multi-Strategy Income Managed Accounts Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Enhanced Multi-Strategy Income Managed Accounts Portfolio
Management Fees	[1]	none
Other Expenses		2.25%
Total Annual Portfolio Operating Expenses		2.25%
Fee Waiver and/or Expense Reimbursement	[2]	(2.25%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		none
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - (USD $)	Enhanced Multi-Strategy Income Managed Accounts Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

No Redemption
Expense Example, No Redemption - (USD $)	Enhanced Multi-Strategy Income Managed Accounts Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government  bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities. In addition, the Portfolio may invest a substantial portion of its assets in mortgage-backed securities, including U.S. agency mortgage backed securities and commercial mortgage backed securities. The Portfolio may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity).

In investing in non-U.S. dollar instruments, the Portfolio's portfolio managers, may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments, including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The Portfolio may invest up to 50% of its net assets in securities that are rated below investment grade or securities that are unrated but deemed by the portfolio managers to be of equivalent quality. Such securities are commonly referred to as "high-yield" securities or "junk bonds", which includes U.S. and non-U.S. high yield corporate bonds and securities. The Portfolio may invest up to 25% of its net assets in the debt of non-U.S. issuers, including up to 25% of its net assets in obligations of non-U.S. entities that are located in emerging markets. These limits apply only at the time of any specific new investments.

The portfolio managers expect the average credit quality of the Portfolio to be rated between A and AA. Under normal market conditions, the portfolio managers expect the Portfolio to maintain an intermediate term average duration, which will generally fall within four to seven years.

The Portfolio may use a variety of investment techniques to seek to hedge or help protect against declines in portfolio value due to its exposure to interest rate movements, movements in the securities markets and non-U.S. currency exposure. These techniques include the use of derivative instruments, such as interest rate swap transactions, futures, options on futures and non-U.S. exchange transactions on a cash or forward basis, and credit default swaps.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.

Principal Risks

The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Portfolio are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of debt a security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The Portfolio's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Portfolio Performance

The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the fund's performance from year to year.

Annual Total Return*

[1]	Year-to-date total return as of September 30, 2011 was 0.36%.

During the three-year period ended December 31, 2010, the Portfolio's highest and lowest quarterly returns were 10.51% and -2.75%, respectively, for the quarters ended September 30, 2009 and June 30, 2008.

The table below shows the variability of the portfolio's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
Enhanced Multi-Strategy Income Managed Accounts Portfolio	14.56%	14.60%	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio Return After Taxes on Distributions	9.40%	10.66%	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio Return After Taxes on Distributions and Sale of Shares	10.48%	10.31%	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio Barclays Capital Credit/Mortgage Index (reflects no deduction for fees, expenses or taxes)	6.57%	6.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_ExpenseExampleNoRedemptionYear01	none
3 Years	rr_ExpenseExampleNoRedemptionYear03	none
5 Years	rr_ExpenseExampleNoRedemptionYear05	none
10 Years	rr_ExpenseExampleNoRedemptionYear10	none
Annual Return 2008	rr_AnnualReturn2008	4.50%	[3]
Annual Return 2009	rr_AnnualReturn2009	24.40%	[3]
Annual Return 2010	rr_AnnualReturn2010	14.56%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	14.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Enhanced Multi-Strategy Income Managed Accounts Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio | Enhanced Multi-Strategy Income Managed Accounts Portfolio | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2007
Enhanced Multi-Strategy Income Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Enhanced Multi-Strategy Income Managed Accounts Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is total return,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government  bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities. In addition, the Portfolio may invest a substantial portion of its assets in mortgage-backed securities, including U.S. agency mortgage backed securities and commercial mortgage backed securities. The Portfolio may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity).

In investing in non-U.S. dollar instruments, the Portfolio's portfolio managers, may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments, including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The Portfolio may invest up to 50% of its net assets in securities that are rated below investment grade or securities that are unrated but deemed by the portfolio managers to be of equivalent quality. Such securities are commonly referred to as "high-yield" securities or "junk bonds", which includes U.S. and non-U.S. high yield corporate bonds and securities. The Portfolio may invest up to 25% of its net assets in the debt of non-U.S. issuers, including up to 25% of its net assets in obligations of non-U.S. entities that are located in emerging markets. These limits apply only at the time of any specific new investments.

The portfolio managers expect the average credit quality of the Portfolio to be rated between A and AA. Under normal market conditions, the portfolio managers expect the Portfolio to maintain an intermediate term average duration, which will generally fall within four to seven years.

The Portfolio may use a variety of investment techniques to seek to hedge or help protect against declines in portfolio value due to its exposure to interest rate movements, movements in the securities markets and non-U.S. currency exposure. These techniques include the use of derivative instruments, such as interest rate swap transactions, futures, options on futures and non-U.S. exchange transactions on a cash or forward basis, and credit default swaps.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Portfolio are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of debt a security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The Portfolio's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the fund's performance from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2010, the Portfolio's highest and lowest quarterly returns were 10.51% and -2.75%, respectively, for the quarters ended September 30, 2009 and June 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the portfolio's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, returns would be reduced.

Enhanced Multi-Strategy Income Managed Accounts Portfolio | Barclays Capital Credit/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%

[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
[3]	Year-to-date total return as of September 30, 2011 was 0.36%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2011